Note N - Legal Matters Involving the Company (Detail) (USD $)	1 Months Ended			1 Months Ended
	Sep. 24, 2012	Aug. 23, 2012	Feb. 07, 2012	Jul. 31, 2012 First Tranche Of TRM Proceeds [Member]	Aug. 03, 2012 Rightstar Trusts [Member] Vestin [Member]	Feb. 07, 2012 VRMI I, VRMI II, and Fund III [Member]	Feb. 07, 2012 VRMI II [Member]	Feb. 07, 2012 1701 Commerce LLC [Member] VRMI I [Member]	Feb. 07, 2012 1701 Commerce LLC [Member] Fund III [Member]	Feb. 07, 2012 1701 Commerce LLC [Member]
Proceeds from Legal Settlements				$ 145,000,000,000
Shares Purchased Settlement (in Shares)					447,226
Share Purchase Price Settlement (in Dollars per share)					$ 1.40
Real Estate Acquired Through Deed In Lieu			9,900,000			9,900,000	9,000,000
Security Deposit		1,000,000
Percentage of Ownership VRTB			90.00%							90.00%
PercentageOfOwnershipVRTA			8.00%					8.00%
Percentage of Ownership VF III			2.00%						2.00%
Proceeds from Sale of Other Assets	55,000,000
Earnest Money Deposits	$ 250,000